INCOME TAXES (Details Narrative) (USD $)	12 Months Ended		60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Banking and Thrift [Abstract]
Valuation Allowances and Reserves, Adjustments	$ 1,976,084	$ 1,967,137	$ 4,725,093
Federal Deferred Tax Assets Operating Loss Carry-forwards				10,449,908
State Tax Assets Operating Loss Carry-forwards				10,453,883
Federal Research And Development Credit Carry-forward				73,344
State Research And Development Credit Carry-forward				$ 78,199
Tax Credit Carryforward, Expiration Date	Jan. 01, 2029